Note 11 - Financial Risk Management (Details Textual) $ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 MXN ($)
Statement Line Items [Line Items]
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	[1]	$ 1,884	$ 227
Minera Juanicipio [member]
Statement Line Items [Line Items]
Net assets liabilities denominated in foreign currencies					$ 257,300		$ 139,600
Percentage change in foreign exchange rates		10.00%		10.00%	10.00%
Impact on earnings excluding currency exposure related taxes		$ 1,241	789
Proportion of ownership interest in associate		44.00%
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		$ 546	347
MEXICO
Statement Line Items [Line Items]
Value added tax receivables		$ 55
Net assets liabilities denominated in foreign currencies					$ 2,800		$ 1,000
Percentage change in foreign exchange rates		10.00%		10.00%	10.00%
Impact on earnings excluding currency exposure related taxes		$ 15	5
Country of domicile [member]
Statement Line Items [Line Items]
Net assets liabilities denominated in foreign currencies				$ 706		$ 2,235
Impact on earnings excluding currency exposure related taxes		$ 54	$ 164

[1]	Represents the Company's 44% share of Minera Juanicipio's income for the year, as determined by the Company.